Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies (Notes 7, 9, 11, 12)
2023	$ 958	$ 1,277
2024	1,277	1,277
2025	1,096	1,096
2026	192	192
2027	160	160
Total operating lease payments	3,683	4,002
Less: Imputed interest	(374)	(435)
Total operating lease liabilities	$ 3,309	$ 3,567	$ 4,557